UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund: BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniHoldings California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 108.7%
Corporate — 0.4%
City of Chula Vista California, Refunding
RB, San Diego Gas & Electric,
Series A, 5.88%, 2/15/34	$ 2,435	$ 2,747,021
County/City/Special District/School District — 41.9%
Alameda County Joint Powers Authority,
Refunding RB, Lease (AGM), 5.00%,
12/01/34	13,180	13,543,504
Bonita Unified School District California,
GO, Election of 2004, Series B:
(BHAC), 5.00%, 8/01/31	5,000	5,230,950
(NPFGC), 5.00%, 8/01/29	8,350	8,726,919
Central Unified School District, GO,
Election of 2008, Series A (AGC),
5.63%, 8/01/33	2,600	2,891,070
City of Garden Grove California, COP,
Series A, Financing Project (AMBAC),
5.50%, 3/01/26	4,040	4,246,242
City of Lodi California, COP, Refunding,
Series A (AGM), 5.00%, 10/01/32	2,030	2,086,069
City of Redding California, COP,
Refunding, Series A (AGM), 5.00%,
6/01/30	5,735	5,992,387
Colton Joint Unified School District, GO,
Series A (NPFGC), 5.38%, 8/01/26	2,500	2,678,975
Corona Department of Water & Power,
COP (NPFGC), 5.00%, 9/01/29	5,910	6,112,122
County of Kern California, COP, Capital
Improvements Projects, Series A
(AGC), 6.00%, 8/01/35	3,500	3,930,220
Covina-Valley Unified School District
California, GO, Refunding, Series A
(AGM), 5.50%, 8/01/26	2,395	2,552,854
Culver City Redevelopment Finance
Authority California, Tax Allocation
Bonds, Refunding, Series A (AGM),
5.60%, 11/01/25	3,750	3,799,612
East Side Union High School District-
Santa Clara County California, GO,
CAB, Election of 2002, Series E
(Syncora), 5.13%, 8/01/28 (a)	11,000	3,637,810
Fullerton Joint Union High School
District California, GO, Election of
2002, Series B (NPFGC), 5.00%,
8/01/29	6,685	6,995,050
Jurupa Public Financing Authority, RB,
Superior Lien, Series A (AGM):
5.00%, 9/01/30	4,000	4,068,160
5.00%, 9/01/33	2,000	2,023,120

	Par
Municipal Bonds	(000)	Value
California (continued)
County/City/Special District/School
District (continued)
Jurupa Public Financing Authority, RB,
Superior Lien, Series A (AGM)
(concluded):
5.00%, 9/01/39	$ 4,230	$ 4,252,588
Los Angeles Community Redevelopment
Agency California, RB, Bunker Hill
Project, Series A (AGM), 5.00%,
12/01/27	10,000	10,427,100
Los Angeles County Metropolitan
Transportation Authority, Refunding
RB, Proposition A, First Tier, Senior
Series A (AMBAC), 5.00%, 7/01/35	9,000	9,348,480
Los Angeles Unified School District
California, GO, Election of 2004,
Series H (AGM), 5.00%, 7/01/32	2,250	2,352,330
Los Gatos Union School District
California, GO, Election of 2001,
Series B (AGM), 5.00%, 8/01/30	2,735	2,833,706
Los Rios Community College District,
GO, Election of 2008, Series A,
5.00%, 8/01/35	11,000	11,616,550
Marin Community College District, GO,
Election of 2004, Series A (NPFGC),
5.00%, 8/01/28	5,885	6,249,164
Marysville Joint Unified School District
California, GO, Election of 2008 (AGC),
5.13%, 8/01/34	6,915	7,239,728
Oxnard Union High School District, GO,
Refunding, Election of 2004, Series A
(AGM), 5.00%, 8/01/35	11,110	11,561,733
Port of Oakland, Refunding RB,
Series M, AMT (NPFGC), 5.38%,
11/01/27	22,465	22,769,176
Redlands Unified School District
California, GO, Election of 2008
(AGM), 5.25%, 7/01/33	5,000	5,293,900
Redwoods Community College District,
GO, Election of 2004 (NPFGC), 5.00%,
8/01/31	4,630	4,744,361
Riverside Unified School District
California, GO, Election of 2001,
Series B (NPFGC), 5.00%, 8/01/30	10,735	10,998,330
Saddleback Valley Unified School
District California, GO (AGM), 5.00%,
8/01/29	4,115	4,330,667
Salinas Union High School District
California, GO, Election of 2002,
Series B (NPFGC), 5.00%, 6/01/26	3,490	3,654,204

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	CAB	Capital Appreciation Bonds
AGM	Assured Guaranty Municipal Corp.	COP	Certificates of Participation
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corp.	RB	Revenue Bonds

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.

OCTOBER 31, 2010

1

Schedule of Investments(continued)

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
County/City/Special District/School
District (concluded)
San Diego Community College District
California, GO, Election of 2002
(AGM), 5.00%, 5/01/30	$ 7,000	$ 7,404,460
San Francisco Community College
District California, GO, Election of
2001, Series C (AGM), 5.00%,
6/15/31	4,195	4,400,010
San Jose Evergreen Community College
District California, GO, Refunding,
CAB, Election of 2004, Series A
(NPFGC), 5.17%, 9/01/24 (a)	10,410	5,190,218
San Mateo County Transportation
District California, Refunding RB,
Series A (NPFGC), 5.00%, 6/01/29	5,650	5,949,902
Santa Clara Redevelopment Agency
California, Tax Allocation Bonds,
Bayshore North Project, Series A
(AMBAC), 5.50%, 6/01/23	10,000	10,053,200
Santa Rosa High School District
California, GO, Election of 2002
(NPFGC), 5.00%, 8/01/28	2,855	2,901,765
Snowline Joint Unified School District,
COP, Refunding, Refining Project
(AGC), 5.75%, 9/01/38	5,635	6,322,639
Walnut Valley Unified School District
California, GO, Election of 2007,
Measure S, Series A (AGM), 5.00%,
2/01/33	2,000	2,094,060
West Contra Costa Unified School
District California, GO (AGM):
Election of 2002, Series B, 5.00%,
8/01/32	6,690	6,769,076
Election of 2005, Series A, 5.00%,
8/01/26	2,595	2,720,754
Westminster Redevelopment Agency
California, Tax Allocation Bonds,
Subordinate, Commercial
Redevelopment Project No. 1 (AGC),
6.25%, 11/01/39	4,300	4,964,737
		254,957,902
Education — 11.0%
California State Public Works Board, RB,
University of California, Institute
Project, Series C (AMBAC), 5.00%,
4/01/30	5,000	5,169,950
California State University, Refunding B,
Systemwide:
Series A (AGM), 5.00%, 11/01/29	5,000	5,111,200
Series C (NPFGC), 5.00%,
11/01/35	22,900	23,469,981
Riverside Community College District,
GO, Election of 2004, Series C (AGM),
5.00%, 8/01/32	8,750	9,136,487
San Diego Community College District,
GO, Election of 2006 (AGM), 5.00%,
8/01/30	6,360	6,748,342

	Par
Municipal Bonds	(000)	Value
California (continued)
Education (concluded)
University of California, RB, Limited
Project, Series D (AGM), 5.00%,
5/15/37	$ 5,950	$ 6,192,165
University of California, Refunding RB,
General, Series A (AMBAC), 5.00%,
5/15/27	10,500	11,107,740
		66,935,865
Health — 3.3%
ABAG Finance Authority for Nonprofit
Corps, Refunding RB, Sharp
Healthcare, 6.25%, 8/01/39	5,000	5,615,500
California Health Facilities Financing
Authority, Refunding RB, Catholic
Healthcare West, Series A, 6.00%,
7/01/34	3,700	4,052,869
California Statewide Communities
Development Authority, RB, Health
Facility, Memorial Health Services,
Series A, 6.00%, 10/01/23	4,915	5,183,801
City of Torrance California, RB, Torrance
Memorial Medical Center, Series A,
5.00%, 9/01/40	5,350	5,292,327
		20,144,497
State — 4.6%
California Community College Financing
Authority, RB, Grossmont-Palomar-
Shasta, Series A (NPFGC), 5.63%,
4/01/26	2,180	2,210,738
California State Public Works Board, RB,
Department of Education, Riverside
Campus Project, Series B, 6.50%,
4/01/34	3,670	4,044,450
California State University, Refunding
RB, Systemwide, Series C (NPFGC),
5.00%, 11/01/28	16,215	17,109,420
State of California, GO, Various Purpose,
6.00%, 3/01/33	4,000	4,594,560
		27,959,168
Transportation — 17.8%
City of Fresno California, RB, Series B,
AMT (AGM), 5.50%, 7/01/20	4,455	4,495,362
City of San Jose California, RB, Series D
(NPFGC), 5.00%, 3/01/28	7,500	7,687,050
City of San Jose California, Refunding
RB, Series A, AMT (AGM), 5.50%,
3/01/19	5,220	5,803,648
County of Orange California, RB,
Series B, 5.75%, 7/01/34	6,345	6,954,183
County of Sacramento California, RB,
Senior Series B:
5.75%, 7/01/39	2,650	2,886,937
AMT (AGM), 5.75%, 7/01/28	13,170	14,209,508
AMT (AGM), 5.25%, 7/01/33	19,525	20,031,674
Port of Oakland, RB, Series K, AMT
(NPFGC), 5.75%, 11/01/29	19,660	19,673,565
San Francisco City & County Airports
Commission, RB, Series E, 6.00%,
5/01/39	9,650	10,842,644

2 BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.

OCTOBER 31, 2010

Schedule of Investments(continued)

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
Transportation (concluded)
San Francisco City & County Airports
Commission, Refunding RB, Second
Series 34E, AMT (AGM), 5.75%,
5/01/24	$ 5,000	$ 5,645,450
San Mateo County Transportation
Authority, Refunding RB, Series A
(NPFGC), 5.00%, 6/01/32	10,000	10,347,300
		108,577,321
Utilities — 29.7%
City of Escondido California, COP,
Refunding, Series A (NPFGC), 5.75%,
9/01/24	465	471,333
City of Glendale California, RB (AGC),
5.00%, 2/01/31	5,030	5,311,328
City of Los Angeles California, Refunding
RB, Sub-Series A, 5.00%, 6/01/32	3,000	3,224,490
City of Santa Clara California, RB, Sub-
Series A (NPFGC), 5.00%, 7/01/28	6,050	6,210,809
East Bay Municipal Utility District,
Refunding RB, Sub-Series A (AMBAC),
5.00%, 6/01/33	6,545	6,936,129
East Valley Water District Financing
Authority, Refunding RB, 5.00%,
10/01/40	4,090	4,265,379
Los Angeles County Sanitation Districts
Financing Authority, Refunding RB,
Capital Project 14 (BHAC), 5.00%,
10/01/34	7,915	8,193,687
Los Angeles Department of Water &
Power, System, RB (AMBAC):
Sub-Series A-1, 5.00%, 7/01/36	4,610	4,765,956
Sub-Series A-2, 5.00%, 7/01/35	1,150	1,189,491
Metropolitan Water District of Southern
California, RB, Series B-1 (NPFGC),
5.00%, 10/01/33	9,000	9,278,190
Oxnard Financing Authority, RB (NPFGC):
Project, 5.00%, 6/01/31	10,000	10,160,300
Redwood Trunk Sewer &
Headworks, Series A, 5.25%,
6/01/34	13,000	13,410,020
Sacramento City Financing Authority
California, Refunding RB (NPFGC):
5.00%, 12/01/29	8,775	8,853,010
5.00%, 8/15/33	22,150	22,587,906
Sacramento Municipal Utility District,
RB, Cosumnes Project (NPFGC),
5.13%, 7/01/29	36,760	38,439,197
San Francisco City & County Public
Utilities Commission, RB:
Series A (NPFGC), 5.00%,
11/01/32	15,000	15,295,050
Series B, 5.00%, 11/01/30	14,000	15,215,480

	Par
Municipal Bonds	(000)	Value
California (concluded)
Utilities (concluded)
Turlock Public Financing Authority
California, RB, Series A (NPFGC),
5.00%, 9/15/33	$ 6,655	$ 6,774,125
		180,581,880
Total Municipal Bonds – 108.7%		661,903,654
Municipal Bonds Transferred to Tender
Option Bond Trusts (b)
California — 58.2%
Corporate — 6.9%
San Francisco Bay Area Rapid Transit
District, Refunding RB, Series A
(NPFGC), 5.00%, 7/01/30	23,100	24,376,506
University of California, RB, Limited
Project, Series B (AGM), 5.00%,
5/15/33	17,397	18,017,465
		42,393,971
County/City/Special District/School District — 26.0%
Contra Costa Community College District
California, GO, Election of 2002
(NPFGC), 5.00%, 8/01/28	7,800	8,080,020
Desert Community College District
California, GO, Series C (AGM), 5.00%,
8/01/37	16,530	17,005,734
Los Angeles Community College District
California, GO:
Election of 2001, Series A (NPFGC),
5.00%, 8/01/32	6,647	6,964,997
Election of 2003, Series E (AGM),
5.00%, 8/01/31	11,216	11,746,012
Election of 2008, Series A, 6.00%,
8/01/33	9,596	11,016,159
Ohlone Community College District, GO,
Ohlone, Series B (AGM), 5.00%,
8/01/30	16,518	17,160,860
Peralta Community College District, GO,
Election of 2000, Series D (AGM),
5.00%, 8/01/35	15,490	15,957,643
Poway Unified School District, GO,
Election of 2002, Improvement
District 02, Series 1-B (AGM), 5.00%,
8/01/30	10,000	10,425,400
San Bernardino Community College
District California, GO, Election of
2002, Series C (AGM), 5.00%,
8/01/31	17,770	18,535,176
San Diego Community College District
California, GO, Election of 2002
(AGM), 5.00%, 5/01/30	12,549	13,273,502
San Francisco Bay Area Transit
Financing Authority, Refunding RB,
Series A (NPFGC), 5.00%, 7/01/34	2,499	2,605,809
San Jose Financing Authority, Refunding
RB, Civic Center Project, Series B
(AMBAC), 5.00%, 6/01/32	14,800	14,893,536

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.

OCTOBER 31, 2010

3

Schedule of Investments(continued)

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (b)	(000)	Value
California (concluded)
County/City/Special District/School
District (concluded)
Vista Unified School District California,
GO, Series A (AGM), 5.25%, 8/01/25	$10,016	$ 10,519,881
		158,184,729
Education — 7.9%
Chaffey Community College District, GO,
Election of 2002, Series B (NPFGC),
5.00%, 6/01/30	9,905	10,232,591
Peralta Community College District, GO,
Peralta Community College (AGM),
5.00%, 8/01/32	6,980	7,288,307
Riverside Community College District,
GO, Election of 2004, Series C
(NPFGC), 5.00%, 8/01/32	8,910	9,266,400
University of California, RB:
Limited Project, Series D (AGM),
5.00%, 5/15/41	8,000	8,339,520
Series O, 5.75%, 5/15/34	11,190	12,760,404
		47,887,222
Utilities — 17.4%
City of Napa California, RB (AMBAC),
5.00%, 5/01/35	9,100	9,463,363
East Bay Municipal Utility District, RB,
Sub-Series A (NPFGC), 5.00%,
6/01/35	12,070	12,558,111
East Bay Municipal Utility District,
Refunding RB, Sub-Series A (AMBAC),
5.00%, 6/01/37	14,510	15,291,073
Los Angeles Department of Water &
Power, RB (AGM):
Power System, Sub-Series A-1,
5.00%, 7/01/31	4,993	5,229,215
System, Sub-Series A-2, 5.00%,
7/01/35	7,500	7,757,550
Metropolitan Water District of Southern
California, RB, Series A (AGM), 5.00%,
7/01/35	12,870	13,429,588
Rancho Water District Financing
Authority, Refunding RB, Series A
(AGM), 5.00%, 8/01/34	5,008	5,233,747
Sacramento Regional County Sanitation
District, RB, Sacramento Regional
County Sanitation (NPFGC), 5.00%,
12/01/36	4,500	4,670,685
San Diego County Water Authority, COP,
Refunding:
Series 2002-A (NPFGC), 5.00%,
5/01/32	10,000	10,307,200
Series 2008-A (AGM), 5.00%,
5/01/33	16,740	17,649,652
Series A (AGM), 5.00%, 5/01/31	4,000	4,205,480
		105,795,664
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 58.2%		354,261,586
Total Long-Term Investments
(Cost – $990,730,186) – 166.9%		1,016,165,240

Short-Term Securities	Shares	Value
BIF California Municipal Money Fund,
0.04% (c)(d)	16,323,420	$ 16,323,420
Total Short-Term Securities
(Cost – $16,323,420) – 2.7%		16,323,420
Total Investments
(Cost – $1,007,053,606*) – 169.6%		1,032,488,660
Other Assets Less Liabilities – 2.0%		12,406,257
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (29.9)%		(182,022,476)
Preferred Shares, at Redemption Value – (41.7)%		(254,019,706)
Net Assets Applicable to Common Shares – 100.0%		$ 608,852,735

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of
October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 824,899,316
Gross unrealized appreciation	$ 27,330,012
Gross unrealized depreciation	(1,595,301)
Net unrealized appreciation	$ 25,734,711

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.

4 BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.

OCTOBER 31, 2010

Schedule of Investments(concluded)

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

(c) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

			Shares
	Shares		Held at
	Held at	Net	October 31,
Affiliate	July 31, 2010	Activity	2010	Income
BIF California
Municipal
Money Fund	71,270,966	(54,947,546)	16,323,420	$ 2,414

(d) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by
Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$1,016,165,240	—	$1,016,165,240
Short-Term
Securities	$ 16,323,420	—	—	16,323,420
Total	$ 16,323,420	$1,016,165,240	—	$1,032,488,660

1See above Schedule of Investments for values in each sector.

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.

OCTOBER 31, 2010

5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Quality Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 22, 2010